Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2025-2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 3-31-2026	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		4/16/2026
2	Payment Date		4/20/2026
3	Collection Period	2/28/2026	3/31/2026	32
4	Monthly Interest Period - Actual/360	3/20/2026	4/19/2026	31
5	Monthly Interest - 30/360			30
6	SOFR Adjustment Date		3/18/2026

B.	SUMMARY
			Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
7	Class A-1 Notes		205,600,000.00	53,912,042.48	32,611,886.79	21,300,155.69	0.1036000
8	Class A-2-A Notes		230,870,000.00	230,870,000.00	-	230,870,000.00	1.0000000
9	Class A-2-B Notes		129,665,000.00	129,665,000.00	-	129,665,000.00	1.0000000
10	Class A-3 Notes		360,535,000.00	360,535,000.00	-	360,535,000.00	1.0000000
11	Class A-4 Notes		73,330,000.00	73,330,000.00	-	73,330,000.00	1.0000000
12	Total Securities		$1,000,000,000.00	$848,312,042.48	$32,611,886.79	$815,700,155.69

13	Overcollateralization		41,674,150.83	49,479,522.16		49,479,522.16
14	Adjusted Pool Balance		$1,041,674,150.83	$897,791,564.64	$32,611,886.79	$865,179,677.85
15	YSOC		99,644,882.93	82,835,332.13		79,639,225.73
16	Net Pool Balance		$1,141,319,033.76	$980,626,896.77	$32,611,886.79	$944,818,903.58

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	SOFR Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
17	Class A-1 Notes	4.03000%	N/A	187,089.76	0.9099696	32,798,976.55	159.5280961
18	Class A-2-A Notes	4.00000%	N/A	769,566.67	3.3333333	769,566.67	3.3333333
19	Class A-2-B Notes	4.04294%	3.67294%	451,418.40	3.4814206	451,418.40	3.4814206
20	Class A-3 Notes	3.92000%	N/A	1,177,747.67	3.2666667	1,177,747.67	3.2666667
21	Class A-4 Notes	4.05000%	N/A	247,488.75	3.3750000	247,488.75	3.3750000
22	Total Securities			2,833,311.25		35,445,198.04

C.	COLLECTIONS AND AVAILABLE FUNDS
23	Scheduled Principal Payments Received	18,965,190.10
24	Scheduled Interest Payments Received	4,079,242.52
25	Prepayments of Principal Received	14,378,581.51
26	Liquidation Proceeds	927,023.62
27	Recoveries Received	479,922.16
28	Other Payments Received to Reduce Principal
29	Subtotal: Total Collections	38,829,959.91
30	Repurchased Receivables	-
31	Reserve Account Excess Amount (Item 95)	7,852.24
32	Total Available Funds, prior to Servicer Advances	38,837,812.15
33	Servicer Advance (Item 78)	-
34	Total Available Funds + Servicer Advance	38,837,812.15
35	Reserve Account Draw Amount (Item 81)	-
36	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	38,837,812.15

D.	DISTRIBUTIONS
	Distribution Summary:
37	Prior Advance Reimbursement (Item 84)	-
38	Servicing Fees (Item 45)	817,189.08
39	Class A Noteholder Interest (Item 56)	2,833,311.25
40	Principal Distribution Amount (Item 82)	32,611,886.79
41	Amount Paid to Reserve Account to Reach Specified Balance	-
42	Other Amounts Paid to Trustees	-
43	Certificateholders Principal Distribution Amount	-
44	Remaining Funds to Seller	2,575,425.03

	Distribution Detail:	Due	Shortfall	Paid
45	Servicing Fees	817,189.08	-	817,189.08

	Pro rata:
46	Class A-1 Interest	187,089.76	-	187,089.76
47	Class A-2-A Interest	769,566.67	-	769,566.67
48	Class A-2-B Interest	451,418.40		451,418.40
49	Class A-3 Interest	1,177,747.67	-	1,177,747.67
50	Class A-4 Interest	247,488.75	-	247,488.75
51	Class A-1 Interest Carryover Shortfall	-	-	-
52	Class A-2-A Interest Carryover Shortfall	-	-	-
53	Class A-2-B Interest Carryover Shortfall	-	-	-
54	Class A-3 Interest Carryover Shortfall	-	-	-
55	Class A-4 Interest Carryover Shortfall	-	-	-
56	Class A Noteholder Interest	2,833,311.25	-	2,833,311.25

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
57	Note Balance on the payment date before giving effect to Payment on that date			848,312,042.48
58	Beginning Net Pool Balance		980,626,896.77
59	Receipts of Scheduled Principal		(18,965,190.10)
60	Receipts of Prepaid Principal		(14,378,581.51)
61	Liquidation Proceeds		(927,023.62)
62	Other Collections of Principal		-
63	Principal Amount of Repurchases		-
64	Principal Amount of Defaulted Receivables		(1,537,197.96)
65	Ending Net Pool Balance		944,818,903.58
66	Yield Supplement Overcollateralization Amount		79,639,225.73
67	Adjusted Pool Balance		865,179,677.85
68	Less: Adjusted Pool Balance - End of Collection Period			865,179,677.85
69	Target Overcollateralization			(49,479,522.16)
70	Calculated Principal Distribution Amount			32,611,886.79

	Calculation of Servicer Advance:
71	Available Funds, prior to Servicer Advances (Item 32)			38,837,812.15
72	Less: Prior Advance Reimbursement (Item 37)			-
73	Less: Servicing Fees Paid (Item 38)			817,189.08
74	Less: Interest Paid to Noteholders (Item 39)			2,833,311.25
75	Less: Calculated Principal Distribution (Item 70)			32,611,886.79
76	Equals: Remaining Available Funds before Servicer Advance			2,575,425.03
77	Monthly Loan Payments Due on Included Units but not received (N/A if Item 76> 0)			N/A
78	Servicer Advance (If Item 76 < 0, lesser of Item 76 and Item 77, else 0)			-

	Calculation of Reserve Account Draw Amount:
79	Remaining Available Funds, before Reserve Account Draw (Item 76 plus Item 78)			2,575,425.03
80	Available Funds Shortfall Amount (If Item 79 < 0, Item 79, else 0)			-
81	Reserve Account Draw Amount (If Item 80 is > 0, Lesser of Reserve Acct Balance and Item 80)			-

82	Principal Distribution Amount (Item 70 - Available Funds Shortfall + Reserve Account Draw Amt)			32,611,886.79

	Reconciliation of Servicer Advance:
83	Beginning Balance of Servicer Advance			-
84	Less: Prior Advance Reimbursement			-
85	Plus: Additional Servicer Advances for Current Period			-
86	Ending Balance of Servicer Advance			-

F.	RESERVE ACCOUNT
	Reserve Account Balances:
87	Specified Reserve Account Balance (Lesser of (a) $2,604,185.38, and (b) the aggregate note balance)			2,604,185.38
88	Initial Reserve Account Balance			2,604,185.38
89	Beginning Reserve Account Balance			2,604,185.38
90	Plus: Net Investment Income for the Collection Period			7,852.24
91	Subtotal: Reserve Fund Available for Distribution			2,612,037.62
92	Plus: Deposit of Excess Available Funds (Item 41)			-
93	Less: Reserve Account Draw Amount (Item 81)			-
94	Subtotal Reserve Account Balance			2,612,037.62
95	Less: Reserve Account Excess Amount to Available Funds (If Item 94 > Item 87)			7,852.24
96	Equals: Ending Reserve Account Balance			2,604,185.38

97	Change in Reserve Account Balance from Immediately Preceding Payment Date			-

G.	POOL STATISTICS
	Collateral Pool Balance Data:	Initial	Prior	Current Period
98	Net Pool Balance	1,141,319,034	980,626,897	944,818,904
99	Number of Current Contracts	37,329	35,130	34,557
100	Weighted Average Loan Rate	5.03%	5.00%	4.99%
101	Average Remaining Term	53.6	49.0	48.0
102	Average Original Term	65.3	65.5	65.5
103	Monthly Prepayment Rate - October Collections			1.35%

				Outstanding
	Net Credit Loss and Repossession Activity:		Units	Principal Balance
104	Aggregate Outstanding Principal Balance of Charged Off Receivables		71	2,464,221.58
105	Liquidation Proceeds on Related Vehicles			927,023.62
106	Recoveries Received on Receivables Previously Charged Off			479,922.16
107	Net Principal Losses for Current Collection Period		71	1,057,275.80

108	Beginning Net Principal Losses		242	5,105,406.85
109	Net Principal Losses for Current Collection Period		71	1,057,275.80
110	Cumulative Net Principal Losses		313	6,162,682.65
111	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,141,319,033.76)			0.54%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
112	Current	99.13%	34,321	936,625,227.37
113	30 - 59 Days Delinquent	0.67%	184	6,334,208.37
114	60 - 89 Days Delinquent	0.20%	52	1,859,467.84
115	90 - 120 Days Delinquent1	0.00%	-	-
116	Total	100.00%	34,557	944,818,903.58

	DELINQUENCY AND NET LOSS RATIOS
	Ratio of Net Principal Losses to the Pool balance as of Each Collection Period			Percentage
117	Current Period			0.11%
118	Prior Period			0.12%
119	Two Periods Prior			0.17%
120	Three Periods Prior			0.14%
121	Four Period Average (Current and Three Prior Collection Periods)			0.13%

	Total Delinquencies - Ratio of Principal Balance of 61-Day Delinquent Receivables to the Pool balance as of Each Collection Period			Percentage
122	Current Period			0.20%
123	Prior Period			0.20%
124	Two Periods Prior			0.20%
125	Three Periods Prior			0.22%
126	Four Period Average (Current and Three Prior Collection Periods)			0.21%

127	Delinquency Trigger			3.22%
128	Delinquency Percentage (60-Day Delinquent Receivables)			0.20%
129	Delinquency Trigger occurred in this collection Period?			No

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect
of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month

Credit Risk Retention Information (To appear on the first servicing certificate after closing)
None in the current month